Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	$ 7,049		$ 3,719
Less: accumulated depreciation and amortization	3,686		2,816	[1]
Property and equipment, net	3,363	[1]	903	[2]
Depreciation	709		338		$ 383
Land, buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	2,464		873
Computers and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	4,185		2,695
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	323		141
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment—at cost	$ 77		$ 10

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.